Jan. 30, 2023
FundX Flexible Income Fund
FundX Flexible Income Fund
Investment Objective
The FundX Flexible Income Fund (“Flexible Income Fund”) seeks to generate total return, which is capital appreciation plus current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Flexible Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

FundX Flexible Income Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1)(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.33%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.58%
Total Annual Fund Operating Expenses	1.61%
Expense Reduction/Reimbursement	-0.04%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement(3)	1.57%

Example
This Example is intended to help you compare the cost of investing in the Flexible Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Flexible Income Fund	$160	$504	$872	$1,908

Portfolio Turnover
As a fund-of funds, the Flexible Income Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Flexible Income Fund’s performance. During the most recent fiscal year, the Flexible Income Fund’s portfolio turnover rate was 158% of the average value of its portfolio.
Principal Investment Strategies
The Flexible Income Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”). The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in sync with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in sync with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.
Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative. The Advisor classifies the pool of Underlying Funds into five risk/return categories:
1.Sector Equity Underlying Funds
2.Aggressive Equity Underlying Funds
3.Core Equity Underlying Funds
4.Total Return Underlying Funds
5.Bond Underlying Funds

Under normal market conditions, the Flexible Income Fund will invest predominately in Bond Underlying Funds of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Fund aims to control downside risk by limiting exposure to more volatile areas of the bond market. The Flexible Income Fund may purchase, without limit, shares of Underlying Funds that invest in domestic and international corporate or government bonds.
To a lesser extent the Flexible Income Fund may also invest a portion of its assets in Total Return Underlying Funds, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest rate risk.

Flexible Income Depending on the Advisor’s perception of the bond market, the Fund will shift among bond funds of varying maturity, credit quality and regional exposure.	See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.

Principal Risks
An investment in the Flexible Income Fund entails risk. The Flexible Income Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund. The following risks could affect the value of your investment:

•General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Management Risk – Management risk describes the Flexible Income Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Flexible Income Fund.
•Foreign Securities Risk – The Underlying Funds held by the Flexible Income Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
•Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
•Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities. There is the possibility of heightened volatility, reduced liquidity and valuation difficulties that may impact fixed income markets.
•High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer. High-Yield Securities are speculative and issuers of high yield securities may have reduced capacity to repay interest and principal.
•ETF Trading Risk – Because the Flexible Income Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.
•Portfolio Turnover Risk – To the extent the Flexible Income Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.
•Upgrading Strategy Risk – The Flexible Income Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Flexible Income Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.
•Underlying Funds Risk – The risks associated with the Flexible Income Fund include the risks related to each Underlying Fund in which the Flexible Income Fund invests. Although the Flexible Income Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in bonds and, in some cases, stocks, there are inherent risks of investing in various asset classes. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.
•Market Events Risk. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or has significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.
Performance
The following performance information provides some indication of the risks of investing in the Flexible Income Fund. The bar chart below illustrates how the Flexible Income Fund’s total returns have varied from year to year. The table below illustrates how the Flexible Income Fund’s average annual total returns for the 1‑year, 5‑year and 10‑year periods compare with a domestic broad-based market index. The Flexible Income Fund’s performance, before and after taxes is not necessarily an indication of how the Flexible Income Fund will perform in the future. Updated performance is available on the Flexible Income Fund’s website at www.fundxfunds.com.Effective at the close of business on August 1, 2014, the Flexible Income Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.
FundX Flexible Income Fund – INCMX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	12/31/2020	4.72%
Worst Quarter	3/31/2020	-6.38%

Average Annual Total Returns as of December 31, 2022

Average Annual Total Returns as of December 31, 2022
	1 Year	5 Years	10 Years
FundX Flexible Income Fund – INCMX
Return Before Taxes	-10.85%	-0.08%	1.65%
Return After Taxes on Distributions	-11.65%	-1.24%	0.17%
Return After Taxes on Distributions and Sale of Fund Shares	-6.35%	-0.50%	0.69%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
ICE BofA US 3-Month US Treasury Bill Index	1.47%	1.27%	0.77%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after tax returns depend on your tax situation and may differ from those shown. The after tax returns are not relevant if you hold your Fund shares through a tax deferred account, such as a 401(k) plan or an individual retirement account (“IRA”). In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
FundX Conservative Upgrader Fund
FundX Conservative Upgrader Fund
Investment Objective
The FundX Conservative Upgrader Fund (“Conservative Fund”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Conservative Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

FundX Conservative Upgrader Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(1)(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.35%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.67%
Total Annual Fund Operating Expenses(3)	2.02%

Example
This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Conservative Upgrader Fund	$205	$634	$1,088	$2,348

Portfolio Turnover
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund’s performance. During the most recent fiscal year, the Conservative Fund’s portfolio turnover rate was 144% of the average value of its portfolio.
Principal Investment Strategies
The Conservative Fund is a fund-of-funds and as such invests primarily in no-load and load-waived mutual funds, including ETFs (“Underlying Funds”). The Underlying Funds, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying Funds that it considers to be in sync with current market leadership. The Advisor sells an Underlying Fund when it believes that the Underlying Fund is no longer performing in sync with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.	Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative. The Advisor classifies the pool of Underlying Funds into five risk/return categories:
1.Sector Equity Underlying Funds
2.Aggressive Equity Underlying Funds
3.Core Equity Underlying Funds
4.Total Return Underlying Funds
5.Bond Underlying Funds

Under normal market conditions, the Conservative Fund may invest in Core Equity Underlying Funds, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying Funds may also invest in fixed income securities. Core Equity Underlying Funds allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. The Conservative Fund may purchase, without limit, shares of Underlying Funds that invest in domestic, international and global securities.
The Conservative Fund may also invest in Total Return and Bond Underlying Funds which are less aggressive. Total Return Underlying Funds may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying Funds are not fully invested in bonds, these funds typically have less credit and interest-rate risk. Bond Underlying Funds invest in fixed income securities of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Fund attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Conservative Fund aims to control downside risk by limiting exposure to more volatile areas of the bond market. Investments in Total Return and Bond Underlying Funds are intended to reduce the risk and potential volatility of the Core Equity Underlying Funds, although there can be no assurance that Bond Underlying Funds will be able to moderate risk in this manner. Bond Underlying Funds attempt to cushion stock market volatility.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying Funds” for more information on this system.
Principal Risks
An investment in the Conservative Fund entails risk. The Conservative Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund. The following risks could affect the value of your investment:

•General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Management Risk – Management risk describes the Conservative Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Conservative Fund.
•Foreign Securities Risk – The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
•Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
•Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
•Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.
•High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer. High-Yield Securities are speculative and issuers of high yield securities may have reduced capacity to repay interest and principal.
•ETF Trading Risk – Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.
•Portfolio Turnover Risk – To the extent the Conservative Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.
•Upgrading Strategy Risk – The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Conservative Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.
•Underlying Funds Risk – The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative Fund invests. Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.
•Market Events Risk. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or has significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.
Performance
The following performance information provides some indication of the risks of investing in the Conservative Fund. The bar chart below illustrates how the Conservative Fund’s total returns have varied from year to year. The table below illustrates how the Conservative Fund’s average annual total returns for the 1‑year, 5‑year and 10‑year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Conservative Fund’s performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future. Updated performance is available on the Conservative Fund’s website www.fundxfunds.com.Effective at the close of business on August 1, 2014, the Conservative Fund, a series of Professionally Managed Portfolios (the “Predecessor Fund”), reorganized into the Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Predecessor Fund. Additionally, the Fund has adopted the Financial Statements of the Predecessor Fund.
FundX Conservative Upgrader Fund - RELAXCalendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	6/30/2020	10.79%
Worst Quarter	3/31/2020	-13.20%

Average Annual Total Returns as of December 31, 2022

Average Annual Total Returns as of December 31, 2022
	1 Year	5 Years	10 Years
FundX Conservative Upgrader Fund – RELAX
Return Before Taxes	-12.54%	4.35%	6.27%
Return After Taxes on Distributions	-16.22%	2.46%	4.69%
Return After Taxes on Distributions and Sale of Fund Shares	-4.71%	3.17%	4.66%
Morningstar Global Market Large-Mid Cap Index* (reflects no deduction for fees, expenses or taxes)	-18.27%	5.12%	7.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Balanced Index (60% S&P 500/40% Bloomberg US Aggregate Bond Index)	-11.72%	5.87%	8.05%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after‑tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
FundX Sustainable Impact Fund
FundX Sustainable Impact Fund
Investment Objective
The FundX Sustainable Impact Fund (the “Sustainable Impact Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Sustainable Impact Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Sustainable Impact Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

FundX Sustainable Impact Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses(2)(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses(2) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses(1)	0.53%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.48%
Total Annual Fund Operating Expenses	2.01%
Fee Waiver and/or Expense Reimbursement	-0.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.83%

Example
This Example is intended to help you compare the cost of investing in the Sustainable Impact Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Sustainable Impact Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Sustainable Impact Fund’s operating expenses remain the same (taking into account the Expense Cap for the first year only).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Sustainable Impact Fund	$186	$613	$1,066	$2,323

Portfolio Turnover
As a fund-of-funds, the Sustainable Impact Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of exchange-traded funds (“ETFs”). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Sustainable Impact Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Sustainable Impact Fund’s performance. During the most recent fiscal year, the Sustainable Impact Fund’s portfolio turnover rate was 209% of the average value of its portfolio.
Principal Investment Strategies
The Sustainable Impact Fund is a fund-of-funds, which invests in mutual funds and ETFs (“Underlying Funds”). Sustainable impact investing incorporates non-financial performance indicators that measure a company’s management of risks associated with environmental sustainability, social concerns, and corporate governance (“ESG Factors”) in an effort to generate long-term competitive investment performance and positive societal impact. These ESG Factors include, but are not limited to:

Environmental	Social	Governance
1.climate change 2.carbon footprint 3.resource exploitation 4.pollution and waste 5.deforestation 6.water usage 7.renewable energy 8.conservation
1.working conditions, wage policies
2.corporate diversity policies
3.racial and gender diversification
4.human rights and child labor policies
5.employee relations
6.effect on local communities
7.health and safety

1.executive pay 2.accountability 3.bribery and corruption 4.political lobbying and donations 5.board diversity and structure 6.tax strategies

The Sustainable Impact Fund seeks to invest substantially all and, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in sustainable impact investments. Sustainable impact investments are the following:

•Underlying Funds that self-identify as socially responsible impact (“SRI”) funds or environmental, social and governance (“ESG”) funds (collectively, “ESG Funds”); and
•Underlying Funds that have a better-than-average Portfolio Sustainability Rating (“Sustainability Rating”), as calculated by Morningstar, as described below.

ESG Funds
The Advisor employs a process of assessing Underlying Funds that self-identify as ESG Funds. The Advisor reviews an Underlying Fund’s policies, actions and effectiveness with respect to the Underlying Fund’s use of proxy votes and access to corporate management. The Advisor evaluates how an Underlying Fund uses proxy votes and access to corporate management to improve resource utilization, reign in excessive executive compensation, address climate change and other environmental, social and governance concerns. This process may include interviews with an Underlying Fund’s management and an examination of an Underlying Fund’s proxy voting records, prospectus and other published reports. The Advisor approves a select group of these ESG Funds for potential inclusion in the Sustainable Impact Fund’s portfolio regardless of their Morningstar Portfolio Sustainability Rating (the “ESG Rating”).
Morningstar Portfolio Sustainability Rating
Morningstar, an independent investment research firm specializing in mutual fund analysis, provides the Advisor with Morningstar Portfolio Sustainability Ratings on a monthly basis. The Advisor uses the data provided by Morningstar to screen Underlying Funds and identify those that have a base currency in U.S. dollars and have a better-than-average Sustainability Rating.
The Morningstar Sustainability Rating is a measure of the financially material environmental, social and governance (“ESG”) risks in a mutual fund or ETF portfolio. The Morningstar Portfolio Sustainability Rating is assigned to mutual funds and ETFs and is calculated based on underlying company-level environmental, social and governance (“ESG”) scores and company involvement in ESG related controversies. Morningstar’s methodology incorporates ESG scores on more than 9,000 companies globally, which are evaluated based on ESG Factors such as those described above.
The Morningstar Sustainability Rating is the result of a three-step process. First, Morningstar calculates the Morningstar Portfolio Sustainability Score for every portfolio reported within the trailing 12 months. Second, it uses these scores to calculate a portfolio’s Morningstar Historical Portfolio Sustainability Score. Third, it assigns a Morningstar Sustainability Rating for a portfolio based on its Morningstar Historical Portfolio Sustainability Score relative to its Morningstar Global Category.
To receive a Sustainability Rating, at least 67% of an Underlying Fund’s portfolio assets under management must have a company-level ESG Risk Rating. The company-level ESG Risk Rating measures the degree to which a company’s economic value may be at risk driven by ESG issues. To be considered material to the risk rating, an ESG issue must have a potentially substantial impact on the economic value of a company and therefore on the risk-return profile of an investment in the company. The ESG issues that are material vary across industry groups and companies. The ESG Risk Rating is an indicator of a company’s material ESG risks measured on the same scale across all economic sectors. For example, a company may be evaluated based on how it addresses a changing regulatory environment, measures and manages its carbon footprint, controls executive compensation, and/or monitors and encourages diversity among firm leadership.
The Advisor’s methodology in selecting funds aligns with changes made to Morningstar’s methodology in November 2019. The Advisor will periodically evaluate Morningstar’s services in relation to other third-party data service providers. The Advisor may determine it is appropriate to change its current third-party data provider when the Advisor becomes aware that an alternative provider can offer sustainability data that is either more timely, has more comprehensive coverage, offers more effective analysis or offers substantially better pricing for comparable service.
Upgrading Strategy
Underlying Funds that meet one of the two selection criteria described above, are then further considered for investment in the portfolio of the Sustainable Impact Fund based on the Advisor’s Upgrading process. The Advisor applies a performance-and risk-based ranking system to Underlying Funds and selects investments for the Sustainable Impact Fund based on these rankings. The Advisor first classifies Underlying Funds by risk, separating the most aggressive Underlying Funds from the most conservative Underlying Funds. Next, the Advisor ranks Underlying Funds by recent returns and invests in top performers. Underlying Funds that are no longer top performers or fail to maintain an above-average ESG Rating are sold and replaced with other top performing Underlying Funds. The Advisor to the Sustainable Impact Fund calls this process Upgrading and believes that this process will help the Sustainable Impact Fund adapt to changing markets. The Advisor’s Underlying Fund rankings are updated monthly.
The Advisor has constructed several risk classes for Underlying Funds in which it invests. These are: Sector Equity Underlying Funds, Aggressive Equity Underlying Funds, Core Equity Underlying Funds, Total Return Underlying Funds and Bond Underlying Funds. Sector Equity Underlying Funds include international funds that may concentrate in a particular country or region, including emerging markets. These funds may use investing techniques such as short positions or use of derivative instruments such as options or futures in ways that may lead to increased volatility. Aggressive Equity Underlying Funds include equity funds invested in small- or mid-sized companies. Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings. Core Equity Underlying Funds include international (foreign) or global (foreign and domestic) funds, which tend to invest in larger companies in mature economies (e.g., Europe & Japan). Total Return Underlying Funds may employ a wide variety of investment strategies and some of these funds may use derivative instruments such as futures, put options or short selling to a limited extent to lessen volatility. Bond Underlying Funds have a primary objective of current income and preservation of capital.
Principal Risks
An investment in the Sustainable Impact Fund entails risk. The Sustainable Impact Fund cannot guarantee that it will meet its investment objective. Since the price of the Underlying Funds that the Sustainable Impact Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Sustainable Impact Fund. The following risks could affect the value of your investment:

•Sustainable Impact Investing Policy (ESG Factors) Risk – The Sustainable Impact Fund’s sustainable impact investment policy, which incorporates an analysis of environmental, social and corporate governance factors, could cause the Sustainable Impact Fund to perform differently compared to similar funds that do not have such a policy. This sustainable impact investment policy, which involves screening Underlying Funds using Morningstar Portfolio Sustainability and ESG Scores, may result in the Sustainable Impact Fund foregoing opportunities to buy certain Underlying Funds when it might otherwise be advantageous to do so, or selling its holdings in certain Underlying Funds for sustainable impact investment reasons when it might be otherwise disadvantageous for it to do so. The Advisor monitors an Underlying Fund’s holdings based on the latest publicly available information. The delay in obtaining public information regarding an Underlying Fund’s holdings could result in the Sustainable Impact Fund holding an Underlying Fund that no longer meets the Sustainable Impact Fund’s environmental, social and corporate governance investment criteria.
•General Market Risk – General market risk is the risk that the value of the Sustainable Impact Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Third-Party Data Risk – The Sustainable Impact Fund’s investment process will depend upon the use of Morningstar Portfolio Sustainability and ESG Scores that are provided to the Advisor by an independent third-party source. There is no guarantee that the Morningstar Portfolio Sustainability and ESG Scores will be accurate. There is a risk that the Sustainable Impact Fund may at times hold Underlying Funds that do not meet the Advisor’s threshold for ESG Ratings. The Sustainable Impact Fund’s performance may be negatively impacted in certain markets as a result of its reliance on Morningstar Portfolio Sustainability and ESG Scores and ESG Ratings. The Morningstar Portfolio Sustainability and ESG Scores provided by Morningstar may be based on less than 100% of an Underlying Fund’s portfolio holdings. There is a risk that portfolio holdings of an Underlying Fund that are not incorporated into available Morningstar Portfolio Sustainability and ESG Scores may not meet the Sustainable Impact Fund’s sustainable investment policy. There can be no assurance that reliance on any particular Underlying Fund’s Morningstar Portfolio Sustainability and ESG Scores will be profitable for the Sustainable Impact Fund.
•Management Risk – Management risk describes the Sustainable Impact Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Sustainable Impact Fund.
•Foreign Securities Risk – The Underlying Funds held by the Sustainable Impact Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.
•Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
•Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.
•Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
•Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.
•Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting those Underlying Funds to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
•ETF Trading Risk – Because the Sustainable Impact Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Sustainable Impact Fund’s ability to sell its shares of an ETF.
•Portfolio Turnover Risk – To the extent the Sustainable Impact Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to the Sustainable Impact Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.
•Upgrading Strategy Risk – The Sustainable Impact Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance, however, the Sustainable Impact Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.
•Underlying Funds Risk – The risks associated with the Sustainable Impact Fund include the risks related to each Underlying Fund in which the Sustainable Impact Fund invests. Although the Sustainable Impact Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes. The Sustainable Impact Fund must also pay its pro rata portion of an investment company’s fees and expenses.
•Market Events Risk. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of our control. These types of events could adversely affect the Fund’s performance. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or has significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.

Performance
The following performance information provides some indication of the risks of investing in the Sustainable Impact Fund. The bar chart below illustrates how the Sustainable Impact Fund’s total returns have varied from year to year. The table below illustrates how the Sustainable Impact Fund’s average annual total returns for the 1‑year, 5-year, and since inception periods compare with a broad-based market index and secondary index provided to offer a broader market perspective. The Sustainable Impact Fund has selected the Morningstar Global Market Large-Mid Cap Index (“Morningstar Global Index”) as its primary benchmark because the Advisor believes that the Morningstar Global Index is a more appropriate comparison given the Sustainable Impact Fund’s holdings of certain global or international Underlying Funds. The Sustainable Impact Fund’s performance, before and after taxes is not necessarily an indication of how the Sustainable Impact Fund will perform in the future. Updated performance is available on the Sustainable Impact Fund’s website at www.fundxfunds.com.
FundX Sustainable Impact Fund – SRIFX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	6/30/2020	22.35%
Worst Quarter	3/31/2020	-16.93%

Average Annual Total Returns as of December 31, 2022

Average Annual Total Returns as of December 31, 2022
	1 Year	5 Years	Since Inception
FundX Sustainable Impact Fund – SRIFX			3/31/2017
Return Before Taxes	-19.36%	5.97%	7.82%
Return After Taxes on Distributions	-24.26%	3.37%	5.52%
Return After Taxes on Distributions and Sale of Fund Shares	-6.39%	4.60%	6.13%
Morningstar Global Market Large-Mid Index (reflects no deduction for fees, expenses or taxes)*	-18.27%	5.12%	7.18%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	10.78%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. The after‑tax returns are not relevant if you hold your Fund shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.